Composition of Fixed Maturities by Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Available for sale, cost
Less than one year	$ 1,432.3
One to five years	8,368.7
Five to ten years	1,426.3
Ten years or greater	146.6
Total	11,373.9
Available for sale, Fair value
Less than one year	1,462.2
One to five years	8,675.0
Five to ten years	1,484.7
Ten years or greater	152.2
Total	$ 11,774.1